Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 50	$ 45
Provision for credit losses	(7)	(4)
Balance at end of period	43	41
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,348	4,181
Provision for credit losses	818	530
Net write-offs	(454)	(216)
Exchange rate changes/other	(82)	(46)
Balance at end of period	5,630	4,449
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,004	3,753
Balance at end of period	5,299	3,999
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	288	378
Balance at end of period	282	403
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	50	45
Balance at end of period	43	41
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	5
Balance at end of period	6	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	481	432
Provision for credit losses	74	51
Net write-offs	(1)	(5)
Exchange rate changes/other	(12)	(9)
Balance at end of period	542	469
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,228	1,043
Provision for credit losses	202	169
Net write-offs	(139)	(83)
Exchange rate changes/other	(4)
Balance at end of period	1,287	1,129
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,069	893
Provision for credit losses	183	136
Net write-offs	(150)	(102)
Exchange rate changes/other	(1)	(1)
Balance at end of period	1,101	926
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	194	194
Provision for credit losses	37	17
Net write-offs	(15)	(9)
Exchange rate changes/other	(4)	2
Balance at end of period	212	204
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,326	1,574
Provision for credit losses	329	161
Net write-offs	(149)	(17)
Exchange rate changes/other	(61)	(38)
Balance at end of period	$ 2,445	$ 1,680